Segmental reporting - Analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£) Employees		Dec. 31, 2018 GBP (£) Employees
Disclosure of operating segments [line items]
Total income	£ 21,766	£ 21,632		£ 21,136
Credit impairment charges	(4,838)	(1,912)		(1,468)
Net operating income/(expenses)	16,928	19,720		19,668
Operating costs	(13,434)	(13,359)		(13,627)
UK Bank levy	(299)	(226)		(269)
GMP charge				(140)
Litigation and conduct	(153)	(1,849)		(2,207)
Total operating expenses	(13,886)	(15,434)		(16,243)
Other net income/(expenses)	23	71		69
Profit/(loss) before tax	3,065	4,357	[1]	3,494	[1]
Total assets	£ 1,349,514	£ 1,140,229		£ 1,133,300
Number of employees (full time equivalent) | Employees	83,000	80,800		83,500
Average number of employees (full time equivalent) | Employees	0	82,700
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Total income	£ 6,347	£ 7,353		£ 7,383
Credit impairment charges	(1,467)	(712)		(826)
Net operating income/(expenses)	4,880	6,641		6,557
Operating costs	(4,270)	(3,996)		(4,075)
UK Bank levy	(50)	(41)		(46)
GMP charge				0
Litigation and conduct	(32)	(1,582)		(483)
Total operating expenses	(4,352)	(5,619)		(4,604)
Other net income/(expenses)	18	0		3
Profit/(loss) before tax	546	1,022		1,956
Total assets	£ 289,100	£ 257,800		£ 249,700
Number of employees (full time equivalent) | Employees	21,300	21,400		22,600
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income	£ 15,921	£ 14,675		£ 14,026
Credit impairment charges	(3,280)	(1,173)		(658)
Net operating income/(expenses)	12,641	13,502		13,368
Operating costs	(8,765)	(9,163)		(9,324)
UK Bank levy	(240)	(174)		(210)
GMP charge				0
Litigation and conduct	(48)	(116)		(127)
Total operating expenses	(9,053)	(9,453)		(9,661)
Other net income/(expenses)	28	69		68
Profit/(loss) before tax	3,616	4,118		3,775
Total assets	£ 1,041,800	£ 861,400		£ 862,100
Number of employees (full time equivalent) | Employees	10,800	11,200		12,400
Head Office [member]
Disclosure of operating segments [line items]
Total income	£ (502)	£ (396)		£ (273)
Credit impairment charges	(91)	(27)		16
Net operating income/(expenses)	(593)	(423)		(257)
Operating costs	(399)	(200)		(228)
UK Bank levy	(9)	(11)		(13)
GMP charge				(140)
Litigation and conduct	(73)	(151)		(1,597)
Total operating expenses	(481)	(362)		(1,978)
Other net income/(expenses)	(23)	2		(2)
Profit/(loss) before tax	(1,097)	(783)		(2,237)
Total assets	£ 18,600	£ 21,000		£ 21,500
Number of employees (full time equivalent) | Employees	50,900	48,200		48,500

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .